Revenue and Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of disaggregation of revenue
	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Revenue from contracts with customers
General adult English training	810,218	690,534	240,103
Overseas training services	223,601	203,677	130,567
Online English training	212,302	260,263	289,715
Junior English training	65,490	167,924	130,348
Sales of goods	93,538	93,454	93,397
Others English language-related services	19,085	32,047	12,905
Total	1,424,234	1,447,899	897,035

Schedule of segment revenue and results
		Year ended December 31, 2018
	General adult English training	Overseas training services	Online English training	Junior English training	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Disaggregated by timing of revenue recognition
Point in time	93,538	-	-	-	93,538
Overtime	810,218	223,601	212,302	65,490	1,311,611

Revenue from external customers	903,756	223,601	212,302	65,490	1,405,149

Reportable segment revenue	903,756	223,601	212,302	65,490	1,405,149

Reportable segment gross profit	566,994	103,703	97,144	23,717	791,558
		Year ended December 31, 2019
	General adult English training	Overseas training services	Online English training	Junior English training	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Disaggregated by timing of revenue recognition
Point in time	93,454	-	-	-	93,454
Overtime	690,534	203,677	260,263	167,924	1,322,398

Revenue from external customers	783,988	203,677	260,263	167,924	1,415,852

Reportable segment revenue	783,988	203,677	260,263	167,924	1,415,852

Reportable segment gross profit	422,517	86,358	104,620	61,070	674,565
		Year ended December 31, 2020
	General adult English training	Overseas training services	Online English training	Junior English training	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Disaggregated by timing of revenue recognition
Point in time	93,397				93,397
Overtime	240,103	130,567	289,715	130,348	790,733

Revenue from external customers	333,500	130,567	289,715	130,348	884,130

Reportable segment revenue	333,500	130,567	289,715	130,348	884,130

Reportable segment gross profit	104,875	34,318	119,438	27,933	286,564

Schedule of reconciliations of reportable segment revenues and profit or loss
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Revenue
Reportable segment revenue	1,405,149	1,415,852	884,130
Other revenue	19,085	32,047	12,905
Consolidated revenue (note 17(a))	1,424,234	1,447,899	897,035

Profit
Reportable segment profit	791,558	674,565	286,564
Other profit	17,113	31,040	12,592

Reportable segment profit derived from Group’s external customers	808,671	705,605	299,156

Selling and marketing expenses	(425,217)	(437,986)	(310,433)
General and administrative expenses	(253,939)	(329,828)	(238,592)
Research and development expenses	(26,178)	(32,333)	(31,878)
Interest income	1,150	1,633	448
Interest expenses	(8)	(2,453)	(6,101)
Foreign currency exchange gain/(loss), net	21	(19)	(382)
Gains/(losses) on disposal and closure of subsidiaries and branches	-	583	(31,884)
Gains on available-for-sale investments	3,916	-	-
Gains on Short-term investments	-	-	495
Government grants	7,817	5,773	28,124
Equity in income on equity method investments	1,668	2,658	(1,532)
Depreciation and amortization	(31,570)	(23,414)	(16,469)
Share-based compensation expenses	(7,648)	(96,661)	(52,256)
Warrant financing	-	-	(41,118)
Others, net	1,649	4,044	4,640
Unallocated head office and corporate expenses	(12,433)	(13,062)	(9,198)
Consolidated (loss)/income before income tax	67,899	(215,460)	(406,980)